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DIRECT LINE 212-310-8172 todd.chandler@weil.com	October 12, 2004	PRAGUE SHANGHAI SILICON VALLEY SINGAPORE WARSAW

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:
  Registration Statement on Form S-4 of Refco Group Ltd., LLC and Refco Finance Inc.

Ladies and Gentlemen:

        On behalf of our clients, Refco Group Ltd., LLC, a Delaware limited liability company, and Refco Finance Inc., a Delaware corporation (the "Issuers"), in connection with the registration under the Securities Act of 1933, as amended, of up to $600,000,000 in aggregate principal amount of the Issuers' 9% Senior Subordinated Notes due 2012 issuable in the proposed exchange offer for $600,000,000 in aggregate principal amount of the Issuers' outstanding 9% Senior Subordinated Notes due 2012, transmitted herewith for filing is the Registration Statement, together with certain exhibits.

        A filing fee of $76,020.00 was deposited by wire transfer into the Commission's account at Mellon Bank, account number 910-8739, on October 12, 2004.

        We respectfully request that the staff advise the undersigned at (212) 310-8172 of any comments that the staff may have.

Very truly yours,
/s/ TODD R. CHANDLER Todd R. Chandler